Inventories - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventory [Line Items]
Inventories	$ 10,948	$ 8,221	$ 11,210	$ 10,789
Cost of inventories recognised as expense during period	67,385	53,397	94,595
Cost
Disclosure Of Inventory [Line Items]
Inventories	12,379	9,744
Accumulated impairment
Disclosure Of Inventory [Line Items]
Inventories	$ (1,431)	$ (1,523)	$ (1,324)